Accrued Expenses and Other Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued Expenses and Other Liabilities
Accrued salaries and welfare		17,964	19,740
Accrued advertising expenses		2,388	2,371
Accrued network support expenses		1,801	1,908
Business and other tax payable		4,093	3,304
Professional and other service fees		9,262	6,556
Deposits received from matchmaking service agencies		8,980	2,850
Others		6,652	5,616
Balance as at 31 December		51,140	42,345
Less: Current portion	7,332	45,490	39,615
Non-current portion	$ 911	5,650	2,730